Going concern - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Equity	$ 6,351	$ 6,468	$ 6,657	$ 8,019
Loss for the year	158	$ 485	$ 1,740
Deposits with banks and financial institutions	$ 5,382